UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21423

                                              The Gabelli Dividend & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                                 Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Dividend & Income Trust

First Quarter Report — March 31, 2015

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended March 31, 2015, the net asset value (“NAV”) total return of The Gabelli Dividend & Income Trust (the “Fund”) was 1.5%, compared with a total return of 1.0% for the Standard & Poor’s (“S&P”) 500 Index. The total return for the Fund’s publicly traded shares was (0.8)%. The Fund’s NAV per share was $23.62, while the price of the publicly traded shares closed at $21.19 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2015.

Comparative Results

Average Annual Returns through March 31, 2015 (a) (Unaudited)
	Quarter	1 Year	5 Year	10 Year	Since Inception (11/28/03)
Gabelli Dividend & Income Trust
NAV Total Return (b)	1.51%	7.04%	14.63%	8.44%	8.62%
Investment Total Return (c)	(0.79)	7.54	16.54	9.50	8.06
S&P 500 Index	0.95	12.73	14.47	8.01	8.29
Dow Jones Industrial Average	0.33	10.50	13.16	8.13	8.10	(d)
Nasdaq Composite Index	3.85	18.24	16.82	10.58	9.64

(a)  Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)  Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date and adjustment for the spin-off and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)  Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions and adjustment for the spin-off. Since inception return is based on an initial offering price of $20.00.

(d)  From November 30, 2003, the date closest to the Fund’s inception for which data is available.

The Gabelli Dividend & Income Trust

Schedule of Investments — March 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 96.3%
	Aerospace — 2.1%
143,000	Exelis Inc.	$3,484,910
34,000	Kaman Corp.	1,442,620
107,000	Rockwell Automation Inc.	12,410,930
1,325,000	Rolls-Royce Holdings plc	18,731,174
95,000	The Boeing Co.	14,257,600

		50,327,234

	Agriculture — 0.2%
75,000	Archer Daniels Midland Co.	3,555,000
1,000	Bunge Ltd.	82,360

		3,637,360

	Automotive — 1.2%
375,000	Ford Motor Co.	6,052,500
205,000	General Motors Co.	7,687,500
376,000	Navistar International Corp.†	11,092,000
83,000	PACCAR Inc.	5,240,620

		30,072,620

	Automotive: Parts and Accessories — 2.2%
200,000	Dana Holding Corp.	4,232,000
45,069	Federal-Mogul Holdings Corp.†	599,865
340,000	Genuine Parts Co.	31,684,600
133,000	Johnson Controls Inc.	6,708,520
25,000	O’Reilly Automotive Inc.†	5,406,000
5,363	Remy International, Inc.	119,112
30,040	TRW Automotive Holdings Corp.†	3,149,694
17,000	Visteon Corp.†	1,638,800

		53,538,591

	Aviation: Parts and Services — 0.3%
85,500	B/E Aerospace Inc.	5,439,510
39,000	KLX Inc.†	1,503,060

		6,942,570

	Broadcasting — 0.1%
8,000	Dolby Laboratories Inc., Cl. A	305,280
9,000	Liberty Broadband Corp., Cl. C†	509,400
8,000	Liberty Media Corp., Cl. A†	308,400
16,000	Liberty Media Corp., Cl. C†	611,200

		1,734,280

	Building and Construction — 0.2%
78,000	Fortune Brands Home & Security Inc.	3,703,440
85,000	Layne Christensen Co.†	425,850

		4,129,290

	Business Services — 1.4%
37,800	Aramark	1,195,614
85,000	Diebold Inc.	3,014,100
150,000	Fly Leasing Ltd., ADR	2,184,000
3,200	Jardine Matheson Holdings Ltd.	202,240
148,400	Macquarie Infrastructure Co. LLC	12,211,836

Shares		Market Value
179,000	MasterCard Inc., Cl. A	$15,463,810
29,000	The Brink’s Co.	801,270

		35,072,870

	Cable and Satellite — 2.4%
69,000	AMC Networks Inc., Cl. A†	5,288,160
452,000	Cablevision Systems Corp., Cl. A	8,271,600
15,000	Cogeco Inc.	653,981
80,000	Comcast Corp., Cl. A, Special	4,485,200
88,000	DIRECTV†	7,488,800
181,000	DISH Network Corp., Cl. A†	12,680,860
49,000	EchoStar Corp., Cl. A†	2,534,280
18,000	Intelsat SA†	216,000
41,032	Liberty Global plc, Cl. A†	2,111,917
150,574	Liberty Global plc, Cl. C†	7,500,091
9,241	Liberty Ventures, Cl. A†	388,214
176,000	Rogers Communications Inc., Cl. B	5,892,480
8,000	Time Warner Cable Inc.	1,199,040

		58,710,623

	Communications Equipment — 0.6%
235,000	Cisco Systems Inc.	6,468,375
384,000	Corning Inc.	8,709,120

		15,177,495

	Computer Hardware — 1.0%
179,000	Apple Inc.	22,272,970
10,000	International Business Machines Corp.	1,605,000
5,000	SanDisk Corp.	318,100

		24,196,070

	Computer Software and Services — 1.5%
25,000	Blucora Inc.†	341,500
15,000	CyrusOne Inc.	466,800
90,000	EarthLink Holdings Corp.	399,600
170,000	eBay Inc.†	9,805,600
10,000	Google Inc., Cl. A†	5,547,000
10,000	Google Inc., Cl. C†	5,480,000
22,000	Internap Corp.†	225,060
70,000	MedAssets Inc.†	1,317,400
198,000	Microsoft Corp.	8,049,690
110,000	Yahoo! Inc.†	4,887,850

		36,520,500

	Consumer Products — 2.8%
3,000	Altria Group Inc.	150,060
246,600	Avon Products Inc.	1,970,334
5,000	Church & Dwight Co. Inc.	427,100
80,000	Coty Inc., Cl. A	1,941,600
60,000	Energizer Holdings Inc.	8,283,000
100,000	Hanesbrands Inc.	3,351,000
42,000	Harman International Industries Inc.	5,612,460
47,000	Kimberly-Clark Corp.	5,034,170
29,000	Philip Morris International Inc.	2,184,570

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
7,000	Stanley Black & Decker Inc.	$667,520
875,000	Swedish Match AB	25,765,924
145,000	The Procter & Gamble Co.	11,881,300

		67,269,038

	Consumer Services — 0.4%
65,000	Liberty Interactive Corp., Cl. A†	1,897,350
202,500	The ADT Corp.	8,407,800

		10,305,150

	Diversified Industrial — 4.1%
92,000	Bouygues SA	3,614,632
55,000	Eaton Corp. plc	3,736,700
992,000	General Electric Co.	24,611,520
338,000	Honeywell International Inc.	35,256,780
56,000	ITT Corp.	2,234,960
5,600	Jardine Strategic Holdings Ltd.	196,000
20,000	Pentair plc	1,257,800
5,500	Sulzer AG	605,577
252,000	Textron Inc.	11,171,160
300,000	Toray Industries Inc.	2,518,864
310,000	Tyco International plc	13,348,600

		98,552,593

	Electronics — 1.5%
10,000	Agilent Technologies Inc.	415,500
374,900	Intel Corp.	11,723,123
425,000	Sony Corp., ADR	11,381,500
70,000	TE Connectivity Ltd.	5,013,400
100,000	Texas Instruments Inc.	5,718,500
20,000	Thermo Fisher Scientific Inc.	2,686,800

		36,938,823

	Energy and Utilities: Electric — 0.6%
14,000	ALLETE Inc.	738,640
14,000	American Electric Power Co. Inc.	787,500
105,000	Cleco Corp.	5,724,600
15,000	Edison International	937,050
17,000	El Paso Electric Co.	656,880
70,000	Electric Power Development Co. Ltd.	2,363,780
40,000	Great Plains Energy Inc.	1,067,200
22,000	Integrys Energy Group Inc.	1,584,440
5,000	Pepco Holdings Inc.	134,150
14,000	Pinnacle West Capital Corp.	892,500
45,000	The AES Corp.	578,250

		15,464,990

	Energy and Utilities: Integrated — 2.4%
2,000	Alliant Energy Corp.	126,000
27,000	Avista Corp.	922,860
13,000	Black Hills Corp.	655,720
26,000	Chubu Electric Power Co. Inc.	310,868

Shares		Market Value
565,000	CONSOL Energy Inc.	$15,757,850
10,000	Duke Energy Corp.	767,800
100,000	Edison SpA†	53,924
20,000	Endesa SA	387,088
230,000	Enel SpA	1,041,655
95,208	Eversource Energy	4,809,908
8,000	FirstEnergy Corp.	280,480
40,000	Hawaiian Electric Industries Inc.	1,284,800
401,000	Hera SpA	942,545
10,000	Hokkaido Electric Power Co. Inc.†	78,793
24,000	Hokuriku Electric Power Co.	318,372
45,000	Iberdrola SA, ADR	1,159,875
127,000	Korea Electric Power Corp., ADR†	2,603,500
40,000	Kyushu Electric Power Co. Inc.†	388,544
30,000	MGE Energy Inc.	1,329,600
27,000	National Grid plc, ADR	1,744,470
66,000	NextEra Energy Inc.	6,867,300
49,000	NiSource Inc.	2,163,840
57,000	OGE Energy Corp.	1,801,770
15,000	Ormat Technologies Inc.	570,300
31,000	Public Service Enterprise Group Inc.	1,299,520
58,000	Shikoku Electric Power Co. Inc.†	715,721
50,000	The Chugoku Electric Power Co. Inc.	652,854
32,000	The Empire District Electric Co.	794,240
20,000	The Kansai Electric Power Co. Inc.†	191,187
45,000	Tohoku Electric Power Co. Inc.	512,528
28,000	Vectren Corp.	1,235,920
65,000	Westar Energy Inc.	2,519,400
26,000	Wisconsin Energy Corp.	1,287,000
100,000	Xcel Energy Inc.	3,481,000

		59,057,232

	Energy and Utilities: Natural Gas — 1.6%
55,200	California Resources Corp.	420,072
50,000	Delta Natural Gas Co. Inc.	972,500
105,000	Kinder Morgan Inc.	4,416,300
306,000	National Fuel Gas Co.	18,460,980
10,000	ONE Gas Inc.	432,300
13,500	ONEOK Inc.	651,240
97,000	Sempra Energy	10,574,940
13,500	South Jersey Industries Inc.	732,780
48,000	Southwest Gas Corp.	2,792,160

		39,453,272

	Energy and Utilities: Oil — 7.4%
87,000	Anadarko Petroleum Corp.	7,204,470
53,000	Apache Corp.	3,197,490
215,000	BG Group plc, ADR	2,656,325
233,000	BP plc, ADR	9,112,630
65,000	Chesapeake Energy Corp.	920,400
160,000	Chevron Corp.	16,796,800
286,700	ConocoPhillips	17,849,942
124,000	Devon Energy Corp.	7,478,440

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Oil (Continued)
130,000	Eni SpA, ADR	$4,499,300
194,000	Exxon Mobil Corp.	16,490,000
47,000	Hess Corp.	3,189,890
331,000	Marathon Oil Corp.	8,642,410
138,000	Marathon Petroleum Corp.	14,129,820
80,000	Murphy Oil Corp.	3,728,000
200,000	Occidental Petroleum Corp.	14,600,000
200	PetroChina Co. Ltd., ADR	22,242
11,800	Petroleo Brasileiro SA, ADR	70,918
184,350	Phillips 66	14,489,910
220,000	Repsol SA, ADR	4,098,600
220,000	Royal Dutch Shell plc, Cl. A, ADR	13,123,000
555,000	Statoil ASA, ADR	9,762,450
153,000	Total SA, ADR	7,597,980

		179,661,017

	Energy and Utilities: Services — 3.0%
94,000	ABB Ltd., ADR	1,989,980
77,000	Cameron International Corp.†	3,474,240
74,000	Diamond Offshore Drilling Inc.	1,982,460
115,000	Dresser-Rand Group Inc.†	9,240,250
538,600	Halliburton Co.	23,633,768
10,000	Noble Corp. plc	142,800
24,000	Oceaneering International Inc.	1,294,320
110,000	Schlumberger Ltd.	9,178,400
4,928	Seventy Seven Energy Inc.†	20,451
5,000	Transocean Ltd.	73,350
1,755,000	Weatherford International plc†	21,586,500

		72,616,519

	Energy and Utilities: Water — 0.3%
12,000	American States Water Co.	478,680
37,000	American Water Works Co. Inc.	2,005,770
74,000	Aqua America Inc.	1,949,900
30,000	Severn Trent plc	916,292
50,000	SJW Corp.	1,545,500
9,000	The York Water Co.	218,520
6,000	United Utilities Group plc, ADR	165,690

		7,280,352

	Entertainment — 2.2%
40,000	Take-Two Interactive Software Inc.†	1,018,200
93,000	The Madison Square Garden Co., Cl. A†	7,872,450
175,000	Time Warner Inc.	14,777,000
168,000	Twenty-First Century Fox Inc., Cl. A	5,685,120
150,000	Twenty-First Century Fox Inc., Cl. B	4,932,000
121,000	Viacom Inc., Cl. B	8,264,300
410,000	Vivendi SA	10,194,673

		52,743,743

	Environmental Services — 1.3%
176,200	Progressive Waste Solutions Ltd.	5,176,756

Shares		Market Value
250,000	Republic Services Inc.	$10,140,000
23,000	Veolia Environnement SA	435,630
8,000	Waste Connections Inc.	385,120
260,000	Waste Management Inc.	14,099,800

		30,237,306

	Equipment and Supplies — 1.5%
93,000	CIRCOR International Inc.	5,087,100
50,000	Graco Inc.	3,608,000
170,000	Mueller Industries Inc.	6,142,100
705,000	RPC Inc.	9,031,050
124,000	Sealed Air Corp.	5,649,440
72,000	Tenaris SA, ADR	2,016,000
90,000	The Timken Co.	3,792,600

		35,326,290

	Financial Services — 16.7%
8,000	Alleghany Corp.†	3,896,000
436,200	American Express Co.	34,075,944
675,000	American International Group Inc.	36,983,250
310,000	Bank of America Corp.	4,770,900
9,000	Berkshire Hathaway Inc., Cl. B†	1,298,880
70,000	Blackhawk Network Holdings Inc., Cl. B†	2,488,500
20,000	BlackRock Inc.	7,316,800
140,000	Citigroup Inc.	7,212,800
110,000	CME Group Inc.	10,418,100
15,322	Credit Acceptance Corp.†	2,987,790
32,000	Cullen/Frost Bankers Inc.	2,210,560
120,000	Discover Financial Services	6,762,000
210,000	First Niagara Financial Group Inc.	1,856,400
95,000	FNF Group	3,492,200
30,000	FNFV Group†	423,000
70,000	H&R Block Inc.	2,244,900
25,000	Hong Kong Exchanges and Clearing Ltd.	612,694
38,000	HSBC Holdings plc, ADR	1,618,420
200,000	Invesco Ltd.	7,938,000
580,700	JPMorgan Chase & Co.	35,178,806
30,000	Kinnevik Investment AB, Cl. B	1,003,582
89,250	KKR & Co. LP	2,035,793
381,000	Legg Mason Inc.	21,031,200
43,000	M&T Bank Corp.	5,461,000
275,000	Morgan Stanley	9,814,750
72,000	National Australia Bank Ltd., ADR	1,051,560
190,000	Navient Corp.	3,862,700
170,000	New York Community Bancorp Inc.	2,844,100
114,000	Northern Trust Corp.	7,940,100
30,000	Resona Holdings Inc.	149,231
210,000	SLM Corp.	1,948,800
219,000	State Street Corp.	16,103,070
172,000	T. Rowe Price Group Inc.	13,928,560
874,000	The Bank of New York Mellon Corp.	35,169,760
200,000	The Blackstone Group LP	7,778,000
200,000	The Hartford Financial Services Group Inc.	8,364,000

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
287,000	The PNC Financial Services Group Inc.	$26,759,880
128,000	The Travelers Companies Inc.	13,840,640
130,000	U.S. Bancorp	5,677,100
53,000	W. R. Berkley Corp.	2,677,030
138,000	Waddell & Reed Financial Inc., Cl. A	6,836,520
653,500	Wells Fargo & Co.	35,550,400
20,000	Willis Group Holdings plc	963,600

		404,577,320

	Food and Beverage — 11.4%
8,000	Ajinomoto Co. Inc.	175,729
208,168	Boulder Brands Inc.†	1,983,841
5,000	Brown-Forman Corp., Cl. B	451,750
115,000	Campbell Soup Co.	5,353,250
500,000	China Mengniu Dairy Co. Ltd.	2,657,156
66,000	Chr. Hansen Holding A/S	3,031,841
265,000	ConAgra Foods Inc.	9,680,450
36,000	Constellation Brands Inc., Cl. A†	4,183,560
237,222	Danone SA	15,972,604
2,000,000	Davide Campari-Milano SpA	13,967,442
21,141	Diageo plc, ADR	2,337,560
244,000	Dr Pepper Snapple Group Inc.	19,149,120
524,000	General Mills Inc.	29,658,400
18,000	Heineken Holding NV	1,240,618
279,000	ITO EN Ltd.	6,027,340
42,800	Kellogg Co.	2,822,660
375,000	Kikkoman Corp.	11,928,336
201,666	Kraft Foods Group Inc.	17,568,134
60,000	Maple Leaf Foods Inc.	1,098,101
793,000	Mondele¯z International Inc., Cl. A	28,619,370
150,000	Morinaga Milk Industry Co. Ltd.	570,309
32,000	Nestlé SA	2,416,958
35,000	Nestlé SA, ADR	2,632,719
168,000	NISSIN FOODS HOLDINGS CO. LTD.	8,278,484
1,600,000	Parmalat SpA	4,280,338
339,450	Parmalat SpA, GDR(a)	907,044
212,000	PepsiCo Inc.	20,271,440
62,000	Pernod Ricard SA	7,343,175
10,000	Post Holdings Inc.†	468,400
23,800	Remy Cointreau SA	1,752,973
18,000	Suntory Beverage & Food Ltd.	772,919
577,000	The Coca-Cola Co.	23,397,350
7,000	The J.M. Smucker Co.	810,110
30,000	Unilever plc, ADR	1,251,300
324,000	Yakult Honsha Co. Ltd.	22,611,248

		275,672,029

	Health Care — 10.3%
134,000	Abbott Laboratories	6,208,220
50,000	AbbVie Inc.	2,927,000
64,486	Actavis plc†	19,192,323

Shares		Market Value
41,655	Aetna Inc.	$4,437,507
50,000	Akorn Inc.†	2,375,500
140,000	Alere Inc.†	6,846,000
32,000	AmerisourceBergen Corp.	3,637,440
25,000	Amgen Inc.	3,996,250
25,000	Anthem Inc.	3,860,250
40,000	Baxter International Inc.	2,740,000
525,000	BioScrip Inc.†	2,325,750
68,676	Bristol-Myers Squibb Co.	4,429,602
7,000	Chemed Corp.	835,800
35,000	Cigna Corp.	4,530,400
45,000	DaVita HealthCare Partners Inc.†	3,657,600
100,000	Eli Lilly & Co.	7,265,000
30,000	Express Scripts Holding Co.†	2,603,100
40,000	Gerresheimer AG	2,208,985
85,000	Gilead Sciences Inc.†	8,341,050
60,000	HCA Holdings Inc.†	4,513,800
12,500	Henry Schein Inc.†	1,745,250
25,000	Hospira Inc.†	2,196,000
10,000	Humana Inc.	1,780,200
12,420	ICU Medical Inc.†	1,156,799
105,000	Johnson & Johnson	10,563,000
13,500	Laboratory Corp. of America Holdings†	1,702,215
475,000	Liberator Medical Holdings Inc.	1,662,500
25,000	McKesson Corp.	5,655,000
22,000	Mead Johnson Nutrition Co.	2,211,660
234,220	Medtronic plc	18,266,818
231,000	Merck & Co. Inc.	13,277,880
60,000	Mylan NV†	3,561,000
20,000	Myriad Genetics Inc.†	708,000
45,000	Orthofix International NV†	1,615,050
112,500	Owens & Minor Inc.	3,807,000
94,000	Patterson Companies Inc.	4,586,260
669,548	Pfizer Inc.	23,293,575
75,000	Quality Systems Inc.	1,198,500
10,000	Salix Pharmaceuticals Ltd.†	1,728,100
75,000	Sanofi, ADR	3,708,000
91,000	Sigma-Aldrich Corp.	12,580,750
40,000	St. Jude Medical Inc.	2,616,000
40,000	Stryker Corp.	3,690,000
60,000	Tenet Healthcare Corp.†	2,970,600
5,000	Teva Pharmaceutical Industries Ltd., ADR	311,500
20,000	The Cooper Companies Inc.	3,748,400
54,000	UnitedHealth Group Inc.	6,387,660
20,000	Zimmer Holdings Inc.	2,350,400
274,202	Zoetis Inc.	12,692,811

		248,702,505

	Hotels and Gaming — 0.3%
19,000	Accor SA	992,473
120,000	Boyd Gaming Corp.†	1,704,000
700,000	Ladbrokes plc	1,083,025

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
53,000	Las Vegas Sands Corp.	$2,917,120
270,000	Mandarin Oriental International Ltd.	429,300
6,000	Wyndham Worldwide Corp.	542,820

		7,668,738

	Machinery — 1.0%
689,040	CNH Industrial NV	5,622,566
90,500	Deere & Co.	7,935,945
279,000	Xylem Inc.	9,770,580

		23,329,091

	Metals and Mining — 1.2%
70,000	Agnico Eagle Mines Ltd.	1,955,800
230,000	Alcoa Inc.	2,971,600
20,000	Alliance Holdings GP LP	1,033,800
100,000	Barrick Gold Corp.	1,096,000
8,000	BHP Billiton Ltd., ADR	371,760
30,000	Franco-Nevada Corp.	1,453,871
560,000	Freeport-McMoRan Inc.	10,612,000
13,000	Labrador Iron Ore Royalty Corp.	138,668
334,000	Newmont Mining Corp.	7,251,140
44,000	Peabody Energy Corp.	216,480
42,000	TimkenSteel Corp.	1,111,740

		28,212,859

	Paper and Forest Products — 0.5%
204,000	International Paper Co.	11,319,960

	Publishing — 0.1%
400	Graham Holdings Co., Cl. B	419,852
107,000	News Corp., Cl. B†	1,698,090

		2,117,942

	Real Estate — 0.3%
13,000	Brookfield Asset Management Inc., Cl. A	696,930
71,779	Crown Castle International Corp.	5,924,639
8,000	Forest City Enterprises Inc., Cl. A†	204,160
16,000	QTS Realty Trust Inc., Cl. A	582,560

		7,408,289

	Retail — 5.4%
250,000	Best Buy Co. Inc.	9,447,500
75,000	CST Brands Inc.	3,287,250
341,000	CVS Health Corp.	35,194,610
210,000	Hertz Global Holdings Inc.†	4,552,800
140,000	Ingles Markets Inc., Cl. A	6,927,200
25,000	Kohl’s Corp.	1,956,250
90,000	Lowe’s Companies Inc.	6,695,100
104,000	Macy’s Inc.	6,750,640
50,000	Murphy USA Inc.†	3,618,500
30,000	Outerwall Inc.	1,983,600
94,800	Rush Enterprises Inc., Cl. B†	2,343,456
265,000	Sally Beauty Holdings Inc.†	9,108,050

Shares		Market Value
120,000	Seven & i Holdings Co. Ltd.	$5,055,739
73,000	The Home Depot Inc.	8,293,530
200,000	Walgreens Boots Alliance Inc.	16,936,000
20,000	Wal-Mart Stores Inc.	1,645,000
137,000	Whole Foods Market Inc.	7,134,960

		130,930,185

	Specialty Chemicals — 1.9%
51,000	Air Products & Chemicals Inc.	7,715,280
49,000	Airgas Inc.	5,199,390
33,000	Ashland Inc.	4,201,230
85,000	Chemtura Corp.†	2,319,650
134,000	E. I. du Pont de Nemours and Co.	9,576,980
500,000	Ferro Corp.†	6,275,000
75,000	H.B. Fuller Co.	3,215,250
89,000	Olin Corp.	2,851,560
5,000	Praxair Inc.	603,700
94,000	The Dow Chemical Co.	4,510,120

		46,468,160

	Telecommunications — 4.0%
337,000	AT&T Inc.	11,003,050
238,479	BCE Inc.	10,101,970
39,000	Belgacom SA	1,366,019
480,000	Deutsche Telekom AG, ADR	8,752,800
195,000	Hellenic Telecommunications Organization SA, ADR†	855,075
38,500	Loral Space & Communications Inc.†	2,634,940
50,000	Orange SA, ADR	800,500
100,000	Portugal Telecom SGPS SA	58,063
50,084	Telefonica SA, ADR	718,705
295,000	Telekom Austria AG	2,115,707
23,000	Telenet Group Holding NV†	1,265,467
150,000	Telephone & Data Systems Inc.	3,735,000
110,000	Telstra Corp. Ltd., ADR	2,623,500
135,000	TELUS Corp.	4,487,400
833,086	Verizon Communications Inc.	40,512,972
40,000	VimpelCom Ltd., ADR	209,600
171,545	Vodafone Group plc, ADR	5,606,091

		96,846,859

	Transportation — 0.6%
239,000	GATX Corp.	13,857,220
16,500	Kansas City Southern	1,684,320

		15,541,540

	Wireless Communications — 0.3%
3,000,000	Cable & Wireless Communications plc	2,712,384
124,000	United States Cellular Corp.†	4,429,280

		7,141,664

	TOTAL COMMON STOCKS	2,330,902,969

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Shares		Market Value
	CONVERTIBLE PREFERRED STOCKS — 0.4%
	Broadcasting — 0.0%
12,588	Emmis Communications Corp., 6.250%, Ser. A †	$157,979

	Energy and Utilities — 0.3%
128,000	El Paso Energy Capital Trust I, 4.750%	7,680,000

	Financial Services — 0.0%
1,500	Doral Financial Corp., 4.750% †	161,250

	Telecommunications — 0.1%
53,000	Cincinnati Bell Inc., 6.750%, Ser. B	2,624,560

	TOTAL CONVERTIBLE PREFERRED STOCKS	10,623,789

	PREFERRED STOCKS — 0.1%
	Health Care — 0.1%
95,298	The Phoenix Companies Inc., 7.450%†	2,358,626

	RIGHTS — 0.0%
	Hotels and Gaming — 0.0%
67,500	Mandarin Oriental International Ltd., expire 04/08/15†	17,550

	Retail — 0.0%
400,000	Safeway Casa Ley, CVR, expire 01/30/19†	190,000
400,000	Safeway PDC, CVR, expire 01/30/17†	19,520

		209,520

	TOTAL RIGHTS	227,070

	WARRANTS — 0.1%
	Energy and Utilities: Natural Gas — 0.1%
306,400	Kinder Morgan Inc., expire 05/25/17†	1,256,240

	Food and Beverage — 0.0%
650	Parmalat SpA, GDR, expire 12/31/15†(a)	4

	TOTAL WARRANTS	1,256,244

Principal Amount
	CORPORATE BONDS — 0.7%
	Aerospace — 0.2%
$2,500,000	GenCorp Inc., Sub. Deb., 4.063%, 12/31/39	6,439,063

	Diversified Industrial — 0.5%
8,800,000	Griffon Corp., Sub. Deb., 4.000%, 01/15/17(b)	11,401,500

	Real Estate — 0.0%
450,000	Palm Harbor Homes Inc. 3.250%, 05/15/24†	67,208

	TOTAL CORPORATE BONDS	17,907,771

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 2.4%
$57,597,000	U.S. Treasury Bills,
	0.000% to 0.135%††,
	04/02/15 to 09/24/15(c)	$57,591,915

	TOTAL INVESTMENTS — 100.0% (Cost $1,655,771,255)	$2,420,868,384

	Aggregate tax cost	$1,666,085,367

	Gross unrealized appreciation	$816,063,458
	Gross unrealized depreciation	(61,280,441)

	Net unrealized appreciation/depreciation	$754,783,017

Shares		Market Value
	SECURITIES SOLD SHORT — 0.0%
	Building and Construction — 0.0%
4,000	Griffon Corp	$69,720

	Aggregate proceeds	$(69,802)

	Gross unrealized appreciation	$82
	Gross unrealized depreciation	—

	Net unrealized appreciation/depreciation	$82

(a)

At March 31, 2015, the Fund held investments in restricted and illiquid securities amounting to $907,048 or 0.04% of total investments, which were valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	03/31/15 Carrying Value Per Share
339,450	Parmalat SpA, GDR	12/02/03	$981,615	$2.6721
650	Parmalat SpA, GDR, expire 12/31/15	11/09/05	—	0.0062

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the market value of the Rule 144A security amounted to $11,401,500 or 0.47% of total investments.

(c)	At March 31, 2015, $1,000,000 of the principal amount was pledged as collateral for securities sold short.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Geographic Diversification	% of Total Investments	Market Value
North America	85.4%	$2,066,286,459
Europe	11.0	267,106,111
Japan	3.1	75,002,344
Asia/Pacific	0.4	10,787,502
Latin America	0.1	1,685,968

Total Investments	100.0%	$2,420,868,384

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Utilities: Integrated	$59,003,308	—	$53,924	$59,057,232
Other Industries (a)	2,271,845,737	—	—	2,271,845,737
Total Common Stocks	2,330,849,045	—	53,924	2,330,902,969
Preferred Stocks (a)	2,358,626	—	—	2,358,626
Convertible Preferred Stocks
Financial Services	—	$161,250	—	161,250
Other Industries (a)	10,462,539	—	—	10,462,539
Total Preferred Stocks and Convertible Preferred Stocks	12,821,165	161,250	—	12,982,415
Rights (a)	—	—	227,070	227,070
Warrants (a)	1,256,240	4	—	1,256,244
Corporate Bonds (a)	—	17,840,563	67,208	17,907,771
U.S. Government Obligations	—	57,591,915	—	57,591,915
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,344,926,450	$75,593,732	$348,202	$2,420,868,384
LIABILITIES (Market Value): Securities Sold Short (a)	—	$(69,720)	—	$(69,720)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	—	$(69,720)	—	$(69,720)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers among Level 1, Level 2, and Level 3 during the period ended March 31, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of achieving additional return or of hedging the value of the Fund’s portfolio, increasing the income of the Fund, hedging or protecting its exposure to interest rate movements and movements in the securities markets, managing risks, protecting the value of its portfolio against uncertainty in the level of future currency exchange rates, or hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2015, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination.

The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short at March 31, 2015 are reflected within the Schedule of Investments.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of March 31, 2015, refer to the Schedule of Investments.

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGDVX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI DIVIDEND & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Barbara G. Marcin, CFA, joined GAMCO Investors, Inc. in 1999 and currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Prior to joining GAMCO, Ms. Marcin was head of value investments at Citibank Global Asset Management. Ms. Marcin graduated with Distinction as an Echols Scholar from the University of Virginia and holds an MBA degree from Harvard University’s Graduate School of Business.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC and co-manages the Fund. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA from the Wharton School at the University of Pennsylvania.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst. He focuses on companies in the cardiovascular, healthcare services, and pharmacy benefits management sectors, among others. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

THE GABELLI DIVIDEND & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

TRUSTEES	OFFICERS

Mario J. Gabelli, CFA	Bruce N. Alpert
Chairman &	President
Chief Executive Officer,
GAMCO Investors, Inc.	Andrea R. Mango
Secretary &
Anthony J. Colavita	Vice President
President,
Anthony J. Colavita, P.C.	Agnes Mullady
Treasurer
James P. Conn
Former Managing Director &	Richard J. Walz
Chief Investment Officer,	Chief Compliance Officer
Financial Security Assurance	Carter W. Austin
Holdings Ltd.	Vice President & Ombudsman

Mario d’Urso	Laurissa M. Martire
Former Italian Senator	Vice President & Ombudsman

Frank J. Fahrenkopf, Jr.	David I. Schachter
Former President &	Vice President
Chief Executive Officer,
American Gaming Association	INVESTMENT ADVISER

Michael J. Melarkey	Gabelli Funds, LLC
Partner,	One Corporate Center
Avansino, Melarkey, Knobel,	Rye, New York 10580-1422
Mulligan & McKenzie
CUSTODIAN
Salvatore M. Salibello, CPA
Partner,	State Street Bank and Trust
Salibello & Company	Company

COUNSEL
Edward T. Tokar
Senior Managing Director,	Skadden, Arps, Slate, Meagher &
Beacon Trust Company	Flom LLP

Anthonie C. van Ekris	TRANSFER AGENT AND
Chairman,	REGISTRAR
BALMAC International, Inc.
Computershare Trust Company, N.A.
Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

GDV Q1/2015

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Dividend & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/18/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/18/2015

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	5/18/2015

* Print the name and title of each signing officer under his or her signature.